1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest
Shares Security Description Value
Common Stock - 97.3%
Consumer Discretionary - 4.8%
55,332 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 2,810,866
3,653 Murphy USA, Inc. 1,804,472
85,370 Warby Parker, Inc.
(a)
1,798,746
4,591 Wingstop, Inc. 711,467
7,125,551
Consumer Staples - 1.2%
227,741 Utz Brands, Inc. 1,803,709
Financials - 6.7%
51,187 Goosehead Insurance, Inc.,
Class A
(a)
2,183,638
25,378 Hamilton Lane, Inc., Class A 2,522,573
7,967 Kinsale Capital Group, Inc. 2,722,005
6,637 MarketAxess Holdings, Inc. 1,094,972
8,452 Morningstar, Inc. 1,428,811
9,951,999
Health Care - 13.8%
76,373 Bio-Techne Corp. 3,991,253
21,118 HealthEquity, Inc.
(a)
1,764,831
26,455 LeMaitre Vascular, Inc. 2,888,092
11,436 Medpace Holdings, Inc.
(a)
5,491,453
37,759 Repligen Corp.
(a)
4,448,765
10,213 The Ensign Group, Inc. 2,057,920
20,642,314
Industrials - 35.4%
13,766 Applied Industrial Technologies,
Inc. 3,652,395
51,294 Casella Waste Systems, Inc.
(a)
4,069,666
72,897 Core & Main, Inc., Class A
(a)
3,601,112
15,019 CSW Industrials, Inc. 3,913,651
39,044 Douglas Dynamics, Inc. 1,643,362
11,735 ESCO Technologies, Inc. 3,301,877
18,288 Exponent, Inc. 1,193,292
32,707 Federal Signal Corp. 3,536,935
335,659 Hayward Holdings, Inc.
(a)
4,491,117
23,125 HEICO Corp., Class A 4,881,456
7,467 Kadant, Inc. 2,182,977
11,151 RBC Bearings, Inc.
(a)
6,056,331
10,367 Saia, Inc.
(a)
3,641,720
10,951 Simpson Manufacturing Co., Inc. 1,879,411
18,703 SiteOne Landscape Supply, Inc.
(a)
2,489,556
12,389 VSE Corp. 2,284,532
52,819,390
Information Technology - 23.8%
29,815 Agilysys, Inc.
(a)
2,121,039
48,280 Alarm.com Holdings, Inc.
(a)
2,085,213
20,133 Appfolio, Inc.
(a)
3,177,390
Shares Security Description Value
Information Technology - 23.8% (continued)
22,863 Badger Meter, Inc. $ 3,483,178
31,046 Guidewire Software, Inc.
(a)
4,643,240
25,747 Manhattan Associates, Inc.
(a)
3,427,441
42,289 Novanta, Inc.
(a)
4,994,754
14,442 Onto Innovation, Inc.
(a)
2,961,621
56,678 PDF Solutions, Inc.
(a)
1,853,937
57,600 Procore Technologies, Inc.
(a)
3,283,200
16,365 Rambus, Inc.
(a)
1,407,881
30,146 The Descartes Systems Group,
Inc.
(a)
2,157,248
35,596,142
Materials - 8.0%
11,359 Eagle Materials, Inc. 2,151,962
403,949 Perimeter Solutions, Inc.
(a)
9,864,435
12,016,397
Real Estate - 3.6%
77,434 Landbridge Co., LLC 5,346,818
Total Common Stock (Cost $124,275,838) 145,302,320
Money Market Fund - 2.9%
4,277,360 First American Treasury
Obligations Fund,
Class X, 3.60%
(b)
(Cost $4,277,360) 4,277,360
Investments, at value - 100.2% (Cost
$128,553,198) $ 149,579,680
Other Assets & Liabilities, Net - (0.2)% (253,303)
Net Assets - 100.0% $ 149,326,377
LLC Limited Liability Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2026.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 149,579,680
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 149,579,680